Insurance (Obligations Under Funding Agreements - Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Insurance [Abstract]
Funding agreements issued to certain SPEs	$ 0	$ 1,400	$ 13,000
Funding Agreements Repaid To Certain Special Purpose Entities	6	3,400	$ 14,400
Outstanding Funding Agreements To Certain Special Purpose Entities	$ 141	$ 127